Accounts payable for business combination (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in accounts payable for business combination
Opening balance	R$ 10,941	R$ 10,708
Additions	58,857
Payment	(26,389)
Interest adjustment	1,568	52
Others	3,078	181
Closing balance	R$ 48,055	R$ 10,941